PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 10,242	$ 8,559
Buildings in Process of Obtaining Ownership Certificate [Member]
Property, Plant and Equipment [Line Items]
Building	$ 12,514